Expense Example	Dec. 07, 2025 USD ($)
Motley Fool Aggressive Growth Factor ETF | Motley Fool Aggressive Growth Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Motley Fool Crowdsource ETF | Motley Fool Crowdsource ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Value Factor ETF | Motley Fool Value Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Enhanced Income ETF | Motley Fool Enhanced Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool International Opportunities ETF | Motley Fool International Opportunities ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Motley Fool Large Cap Growth ETF | Motley Fool Large Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Motley Fool Momentum Factor ETF | Motley Fool Momentum Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Multi-Factor ETF | Motley Fool Multi-Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Motley Fool Smart Volatility Factor ETF | Motley Fool Smart Volatility Factor ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool 100 Equal Weight ETF | Motley Fool 100 Equal Weight ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Next Equal Weight ETF | Motley Fool Next Equal Weight ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool 100 Minimum Volatility ETF | Motley Fool 100 Minimum Volatility ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Next Minimum Volatility ETF | Motley Fool Next Minimum Volatility ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Rising 100 ETF | Motley Fool Rising 100 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Motley Fool Rising 100 Minimum Volatility ETF | Motley Fool Rising 100 Minimum Volatility ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160